Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets and Goodwill [Abstract]
Intangible assets and goodwill
8	Intangible assets and goodwill

	Note	December 31, 2021	December 31, 2022
		RMB	RMB
Intangible assets	(a)	4,009,372	3,487,733

(a)	Intangible assets

	December 31, 2021			December 31, 2022
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	10,793,974	(9,754,602)	1,039,372	10,793,974	(10,276,241)	517,733
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	15,823,974	(14,784,602)	1,039,372	15,823,974	(15,306,241)	517,733

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

As of December 31, 2021 and 2022, accumulated amortization was RMB14,784,602 and 15,306,241 respectively. Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2022. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2022 (actual)	521,639
Estimate for year ended December 31,
2023	517,143
2024	590
2025	-
2026	-
2027	-